7. STOCK-BASED COMPENSATION (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of share outstanding	$ 0.71	$ 0.71	$ 0.84
Shares outstanding	4,950,000	4,950,000	3,950,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date		Dec. 21, 2021
Weighted average exercise price of share outstanding		$ 0.84
Shares outstanding		3,450,000
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec. 21, 2021	Dec. 21, 2014
Weighted average exercise price of share outstanding	$ 0.84	$ 0.84
Shares outstanding	3,450,000	500,000
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Dec. 21, 2014	Jun. 21, 2022
Weighted average exercise price of share outstanding	$ 0.84	$ 0.20
Shares outstanding	500,000	1,000,000
Stock Options Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry date	Jun. 21, 2022
Weighted average exercise price of share outstanding	$ 0.2
Shares outstanding	1,000,000